FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Sensitivity Analyses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debentures issued, option to convert on actual settlement provided in contractual clause	50.00%
Gain on embedded derivatives related to debentures convertible into stock	R$ 20,366	R$ 237,386	R$ 218,714
Percentage of common stock, option to convert on actual settlement provided in contractual clause	50.00%
Embedded derivatives related to debentures convertible into stock
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain on embedded derivatives related to debentures convertible into stock	R$ 14,392	R$ 4,131
Convertible debentures	25,493
TJLP (long-term interest rate) | Scenario (25%)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement in assumptions of decrease in interest rates, sensitivity analysis	(6,373)
Impact on income statement in assumptions of increase in interest rates, sensitivity analysis	6,373
TJLP (long-term interest rate) | Scenario (50%)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on income statement in assumptions of decrease in interest rates, sensitivity analysis	(12,747)
Impact on income statement in assumptions of increase in interest rates, sensitivity analysis	R$ 12,747